17. LEASES (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities term 1 year [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	1 year	1 year
Nominal rate	5.69%	8.46%
Actual rate	1.05%	4.97%
Lease liabilities terms 2 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	2 years	2 years
Nominal rate	5.96%	9.49%
Actual rate	2.61%	5.37%
Lease liabilities terms 3 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	3 years	3 years
Nominal rate	6.80%	10.60%
Actual rate	2.53%	6.28%
Lease liabilities terms 4 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	4 years	4 years
Nominal rate	8.50%	11.43%
Actual rate	4.56%	7.01%
Lease liabilities terms 5 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	5 years	5 years
Nominal rate	8.98%	11.84%
Actual rate	4.40%	7.28%
Lease liabilities terms 6 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	6 years	6 years
Nominal rate		12.13%
Actual rate		7.48%
Lease liabilities terms 8 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	8 years	8 years
Nominal rate	10.47%	12.43%
Actual rate	5.71%	7.67%
Lease liabilities terms 9 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	9 years	9 years
Nominal rate	10.75%	12.51%
Actual rate	5.97%	7.78%
Lease liabilities terms 10 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	10 years	10 years
Nominal rate	11.39%	12.61%
Actual rate	6.64%	7.84%
Lease liabilities terms 11 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	11 years	11 years
Nominal rate		12.68%
Actual rate		7.86%
Lease liabilities terms 13 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	13 years	13 years
Nominal rate	11.68%	12.81%
Actual rate	7.38%	7.93%
Lease liabilities terms 14 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	14 years	14 years
Nominal rate	11.84%	12.86%
Actual rate	7.13%	7.96%
Lease liabilities terms 15 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	15 years	15 years
Nominal rate		12.90%
Actual rate		7.97%
Lease liabilities terms 18 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	18 years	18 years
Nominal rate		13.01%
Actual rate		8.03%
Lease liabilities terms 20 years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Contract Terms	20 years	20 years
Nominal rate	13.26%	13.12%
Actual rate	9.00%	8.12%